COMMITMENTS (Details Narrative) - Transnordestina Logistica S A [Member]	12 Months Ended
Dec. 31, 2021
Reserve Quantities [Line Items]
Description of currently approved budget	Missão Velha - Salgueiro amounting to R$ 0.4 billion, Salgueiro - Trindade amounting to R$ 0.7 billion, Trindade - Eliseu Martins amounting to R$ 2.4 billion, Missão Velha - Port of Pecém amounting to R$ 3 billion, Salgueiro - Port of Suape amounting to R$ 4.7 billion, totaling R$ 11.2 billion
Description of guarantees of financing granted	The Company guarantees 100% of the financing obtained by TLSA from Banco do Nordeste / FNE and BNDES, as well as 50.97% of the debentures issued by the FDNE (considers 48.47% of corporate guarantee, 1.25% of letter of guarantee) for BNB and 1.25% corporate guarantee for BNB)
Percentage of debentures converted	50.00%